Revenues from contracts with customers	6 Months Ended
Jun. 30, 2020
Revenues from contracts with customers
Revenues from contracts with customers

4 Revenues from contracts with customers

Three months ended June 30

in EUR k	Three months ended June 30, 2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	4,227	6,638	10,865
Sales of goods	341	—	341
Total Revenues from contracts with external customers	4,568	6,638	11,206

Recognized over time	3,996	6,638	10,634
Recognized at a point in time	572	—	572
Total Revenues from contracts with external customers	4,568	6,638	11,206

Geographical information
Europe	247	1,883	2,130
—Germany*	195	71	266
Middle East	29	3,189	3,218
—Saudi Arabia#	—	1,495	1,495
North America	4,292	644	4,936
—United States#	4,292	564	4,856
Latin America	—	681	681
Asia Pacific	—	241	241
Total Revenues from contracts with external customers	4,568	6,638	11,206

* country of the incorporation of Centogene GmbH

# countries contributing more than 10% of the Group’s total consolidated revenues for the three months ended June 30, 2019

in EUR k	Three months ended June 30, 2020
	Pharmaceutical	Diagnostics	Total
Rendering of services	3,606	5,737	9,343
Sales of goods	334	42	376
Total Revenues from contracts with external customers	3,940	5,779	9,719

Recognized over time	3,606	4,206	7,812
Recognized at a point in time	334	1,573	1,907
Total Revenues from contracts with external customers	3,940	5,779	9,719

Geographical information
Europe	23	3,204	3,226
—Germany*	19	2,096	2,115
—Netherlands**	—	—	—
Middle East	45	1,789	1,834
—Saudi Arabia#	—	1,106	1,106
North America	3,872	501	4,374
—United States#	3,872	493	4,365
Latin America	—	219	219
Asia Pacific	—	66	66
Total Revenues from contracts with external customers	3,940	5,779	9,719

* country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group’s  total consolidated revenues for the three months ended June 30, 2020

Six months ended June 30

in EUR k	Six months ended June 30, 2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	8,033	13,223	21,256
Sales of goods	665	—	665
Total Revenues from contracts with external customers	8,698	13,223	21,921

Recognized over time	7,452	13,223	20,675
Recognized at a point in time	1,246	—	1,246
Total Revenues from contracts with external customers	8,698	13,223	21,921

Geographical information
Europe	280	3,411	3,691
—Germany*	195	133	328
Middle East	61	6,711	6,772
—Saudi Arabia#	—	3,182	3,182
North America	8,357	1,321	9,678
—United States#	8,357	972	9,329
Latin America	—	1,319	1,319
Asia Pacific	—	461	461
Total Revenues from contracts with external customers	8,698	13,223	21,921

*country of the incorporation of Centogene GmbH

# countries contributing more than 10% of the Group's total consolidated revenues for the six months ended June 30, 2019

in EUR k	Six months ended June 30, 2020
	Pharmaceutical	Diagnostics	Total
Rendering of services	7,880	13,292	21,172
Sales of goods	610	42	652
Total Revenues from contracts with external customers	8,490	13,334	21,824

Recognized over time	7,880	11,761	19,641
Recognized at a point in time	610	1,573	2,183
Total Revenues from contracts with external customers	8,490	13,334	21,824

Geographical information
Europe	67	4,820	4,887
—Germany*	38	2,169	2,207
—Netherlands**	—	3	3
Middle East	48	6,204	6,252
—Saudi Arabia#	—	4,139	4,139
North America	8,375	1,122	9,497
—United States#	8,375	964	9,339
Latin America	—	965	965
Asia Pacific	—	223	223
Total Revenues from contracts with external customers	8,490	13,334	21,824

* country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group's total consolidated revenues for the six months ended June 30, 2020

The Group collaborated with the majority of our pharmaceutical partners on a worldwide basis in 2019 and 2020. In addition, in cases where our pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available globally.  As a result, we allocate the revenues of our pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in our diagnostics segment is based on the location of each customer.

Pharmaceutial segment

During the three and six months ended June 30, 2020, revenues from one pharmaceutical partner represented 26.2% and 26.4% respectively, of the Group's total revenues (the three and six months ended June 30, 2019: 26.7% and 27.1%, respectively).

During the three and six months ended June 30, 2019, we have entered into two collaborations with an existing pharmaceutical partner, of which upfront fees totaling EUR 80k and EUR 430k, respectively, representing the transaction price allocated to the one-off transfer of the Group's intellectual property were received and recognized as revenues.  No such revenues were recognized in the three and six months ended June 30, 2020.

The Group recognized impairment losses on receivables and contract assets arising from contracts with customers, included under Other operating expenses in the consolidated statement of comprehensive loss, amounting to EUR 500k and EUR 1,674k, respectively, for the three and six months ended June 30, 2020 (the three and six months ended June 30, 2019: EUR 122k and EUR 462k, respectively).